Concentration and Risks - Additional Information (Detail) - Foreign Currency exchange rate risk [Member] - RMB Against US Dollar [Member]	1 Months Ended	12 Months Ended
	Jul. 31, 2005	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Percentage of depreciation in foreign currency exchange rate				1.70%
Percentage of appreciation in foreign currency exchange rate		2.30%	6.50%
Minimum [Member]
Concentration Risk [Line Items]
Minimum percent of appreciation of domestic currency against foreign currency over following three years	20.00%